PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2013	2014

Leasehold improvements	$3,043	$3,723
Furniture, fixtures and office equipment	1,817	2,431
Software and IT equipment	2,099	3,059
Property and equipment, gross	6,959	9,213
Less: Accumulated depreciation	(3,957)	(5,549)
Property and equipment, net	$3,002	$3,664

Depreciation expenses incurred for the years ended December 31, 2012, 2013 and 2014 are $1,031, $1,361and $1,838, respectively.